UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment              [X] Amendment Number: 1
This Amendment (Check only one.):    [ ] is a restatement.
                                     [X] adds new holdings entries.

This filing lists securities holdings reported on a form 13F filed on March 31, 2002 pursuant to a request for confidential treatment for which confidential treatment expired on September 30, 2002.

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 1 North Wacker, 32nd Floor
         Chicago, IL 60606

13F File Number:  28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 525-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   October 15, 2002


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27
                                         --

Form 13F Information Table Value Total:  352,916,000.00
                                         --------------


List of Other Included Managers:  None



                                         CONFIDENTIAL TREATMENT REQUESTED - 6 MONTH PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     VALUE   SHRS OR   SHR/         INVEST         VOTING
            NAME OF ISSUER             TITLE/CLASS      CUSIP        (X1000) PRN AMT   PRN    OPT   DISCRT   SOLE  SHARED    OTHER
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          CONVERTS POSITIONS:
-----------------------------------------------------------------------------------------------------------------------------------
CVT   AES TR III                       PFDCV6.75%       00808N202    2276    98700      SH          DEFINED   0    98700        0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   AMERICAN INTL GROUP INC          DBCV11/0         026874AP2    23076   38300000   SH          DEFINED   0    38300000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   CENDANT CORP                     DBCV5/0          151313AH6    9004    9000000    SH          DEFINED   0    9000000      0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   COMCAST CORP                     DBCV12/1         200300BH3    17634   22500000   SH          DEFINED   0    22500000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   CORNING INC                      COM              219350105    6485    851000     SH          DEFINED   0    851000       0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   DIAMOND OFFSHORE DRILLING IN     DBCV1.500%4/1    25271CAE2    5971    6500000    SH          DEFINED   0    6500000      0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   ECHOSTAR COMMUNICATIONS NEW      NOTE4.875%1/0    278762AD1    11862   13000000   SH          DEFINED   0    13000000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   ECHOSTAR COMMUNICATIONS NEW      NOTE5.750%5/1    278762AG4    2352    2500000    SH          DEFINED   0    2500000      0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   GLOBAL MARINE INC                DBCV6/2          379352AN7    14526   28000000   SH          DEFINED   0    28000000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   IDEC PHARMACEUTICALS CORP        NOTE2/1          449370AC9    70490   27041000   SH          DEFINED   0    27041000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   INCO LTD                         NOTE3/2          453258AM7    8835    15000000   SH          DEFINED   0    15000000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   LATTICE SEMICONDUCTOR CORP       NOTE4.750%11/0   518415AC8    14071   13000000   SH          DEFINED   0    13000000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   ROYAL CARIBBEAN CRUISES LTD      NOTE5/1          780153AM4    4902    11500000   SH          DEFINED   0    11500000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   TRANSOCEAN SEDCO FOREX INC       DBCV5/2          893830AA7    10484   17400000   SH          DEFINED   0    17400000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   TRANSOCEAN SEDCO FOREX INC       DBCV1.500%5/1    893830AD1    9135    10250000   SH          DEFINED   0    10250000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   UNIVERSAL HLTH SVCS INC          DBCV6/2          913903AL4    8532    15400000   SH          DEFINED   0    15400000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   VERITAS DGC INC                  COM              92343P107    5565    329100     SH          DEFINED   0    329100       0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   VERITAS SOFTWARE CORP / VERI     NOTE1.856%8/1    92343RAA1    14190   11000000   SH          DEFINED   0    11000000     0
-----------------------------------------------------------------------------------------------------------------------------------
CVT   GENERAL MTRS CORP                DEBSRCONVB       370442733    40569   1484400    SH          DEFINED   0    1484400      0
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          RISK ARB POSITIONS:
-----------------------------------------------------------------------------------------------------------------------------------
RA    BANK UTD CORP LITIGATN CONT      RIGHT99/99/9999  065416117    32      243500     SH          DEFINED   0    243500       0
-----------------------------------------------------------------------------------------------------------------------------------
RA    COMPAQ COMPUTER CORP             CALL             204493100    302     4020       SH    CALL  DEFINED   0    4020         0
-----------------------------------------------------------------------------------------------------------------------------------
RA    COMPAQ COMPUTER CORP             PUT              204493100    748     11500      SH    PUT   DEFINED   0    11500        0
-----------------------------------------------------------------------------------------------------------------------------------
RA    IMMUNEX CORP NEW                 COM              452528102    40231   1329500    SH          DEFINED   0    1329500      0
-----------------------------------------------------------------------------------------------------------------------------------
RA    NORTHROP GRUMMAN CORP            PUT              666807102    175     1710       SH    PUT   DEFINED   0    1710         0
-----------------------------------------------------------------------------------------------------------------------------------
RA    NRG ENERGY INC                   COM              629377102    4672    387400     SH          DEFINED   0    387400       0
-----------------------------------------------------------------------------------------------------------------------------------
RA    SECURITY CAP GROUP INC           CLB              81413P204    21171   831200     SH          DEFINED   0    831200       0
-----------------------------------------------------------------------------------------------------------------------------------
RA    SYNOPSYS INC                     COM              871607107    5626    102000     SH          DEFINED   0    102000       0
-----------------------------------------------------------------------------------------------------------------------------------

                                       TOTAL MARKET VALUE =          352,916
